Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Summary of group's intangible assets

The following table summarizes the Group’s intangible assets:

	December 31,
	2020	2021
	US$	US$

Gross carrying amount
Trademark	359,976	371,975
Customer relationships	153,976	154,906
Non-compete agreement	12,100	12,100
Software	8,473	8,941
Operating rights	7,088	7,255
License	9,721	9,949
Technology	2,707	14,770
Domain names	1,197	1,518
Others	1,413	1,415

Total of gross carrying amount	556,651	582,829

Less: accumulated amortization

Trademark	(65,649)	(102,815)
Customer relationships	(115,453)	(133,921)
Non-compete agreement	(12,100)	(12,100)
Software	(7,894)	(8,270)
Operating rights	(6,980)	(7,144)
License	(702)	(1,382)
Technology	(1,789)	(2,988)
Domain names	(538)	(644)
Others	(116)	(258)

Total accumulated amortization	(211,221)	(269,522)

Less: accumulated impairment	(1,216)	(1,225)

Intangible assets, net	344,214	312,082

Schedule of weighted average amortization periods of intangible assets

The weighted average amortization periods of intangible assets as of December 31, 2020 and 2021 are as below:

December 31,
	2020	2021

Trademark	10 years	10 years
Customer relationships	3 years	3 years
License	15 years	15 years
Non-compete agreement	1 year	1 year
Operating rights	2 years	2 years
Software	3 years	3 years
Domain names	14 years	15 years
Technology	5 years	6 years
Others	10 years	10 years

Others
Schedule of estimated amortization expenses	The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
US$

2022	50,749
2023	50,634
2024	42,623
2025	40,953
2026	40,943